Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value.  Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 – Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 – Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2013

Cash and cash equivalents
Money market mutual funds	$-	$1,764	$-	$1,764	$-

Short-term investments
Government bonds	-	1,613	-	1,613	-
Corporate bonds	-	1,517	-	1,517	-
Agency bonds	-	5,448	-	5,448	-

Long-term investments
Available-for-sale securities (note 9)	1,284	-	-	1,284	-

Total recurring fair value measurements	$1,284	$10,342	$-	$11,626	$-

Items measured at fair value on a recurring basis at December 31, 2012

Cash and cash equivalents
Money market mutual funds	$-	$1,528	$-	$1,528	$-

Short-term investments
Government bonds	-	1,635	-	1,635	-
Corporate bonds	-	500	-	500	-
Agency bonds	-	6,636	-	6,636	-

Long-term investments
Available-for-sale securities (note 9)	943	-	-	943	-

Total recurring fair value measurements	$943	$10,299	$-	$11,242	$-

Items measured at fair value on a nonrecurring basis at December 31, 2012

Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	$-	$-	$-	$-	$(462)
Intangible assets (note 3)	-	-	-	-	(1,198)
Other assets (note 3)	-	-	-	-	(660)

Total nonrecurring fair value measurements	$-	$-	$-	$-	$(2,320)

As described in note 3, in connection with the dissolution of the Intelligent E-Commerce Group, property and equipment, intangible assets, and deferred charges with a carrying amount of $462,000, $1,198,000, and $660,000, respectively, were written down to their fair value of zero, resulting in an exit activities charge of $2,320,000, which was included in earnings for the year ended December 31, 2012.

The Company utilizes a pricing service to estimate fair value measurements for the money market mutual funds, government bonds, corporate bonds and agency bonds. The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Fixed maturity securities generally trade daily on dealer bids rather than bids recorded on exchanges. The pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Since most of the fixed maturity securities have maturities of one year or less, the Company believes that the fair value will not be materially different from the original purchased cost. The Company’s fair value processes include controls that are designed to ensure appropriate fair values are recorded.

The fair value estimates provided by the pricing service for the Company’s investments are based on observable market information rather than market quotes. Accordingly, the estimates of fair value for short-term investments were determined based on Level 2 inputs at December 31, 2013 and 2012, respectively.